As filed with the Securities and Exchange Commission on February 10, 2012

Securities Act Registration No. 333-179237

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

___________________

Form N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐  Post-Effective Amendment No. __

Medley Capital Corporation

Exact name of Registrant as specified in its charter

___________________

375 Park Avenue, 33rd Floor
New York, NY 10152

Address of Principal Executive Offices (Number, street, City, State, Zip Code)

(212) 759-0777

Registrant’s Telephone Number, Including Area Code

Brook Taube
Medley Capital Corporation
375 Park Avenue, 33rd Floor
New York, NY 10152

Name and Address (Number, street, City, State, Zip Code) of Agent for Service

___________________

Copies to:

James R. Tanenbaum, Esq.
Anna T. Pinedo, Esq.
Morrison & Foerster LLP
1290 Avenue of the Americas
New York, NY 10104
(212) 468-8000

___________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Proposed
		Maximum	Proposed Maximum	Amount of
	Amount Being	Offering Price	Aggregate	Registration
Title of Securities Being Registered	Registered	Per Unit	Offering Price(1)	Fee(1)
Common Stock, $0.001 par value per share(2)(3)
Preferred Stock, $0.001 par value per share(2)	—	—
Warrants(4)	—	—
Debt Securities(5)	—	—
Units(6)	—	—
Total(7)	—	—	$300,000,000 (7)	$34,380
Common Stock, $0.001 par value per share(8)	5,352,594	$10.91	$58,396,800	$6,692
Total				$41,072 *

________________
* Previously paid.

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
(2)	Subject to Note 7 below, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock as may be sold, from time to time, separately or as units in combination with other securities registered hereunder.
(3)	Includes such indeterminate number of shares of common stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(4)	Subject to Note 7 below, there is being registered hereunder an indeterminate number of warrants as may be sold, from time to time, separately or as units in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
(5)	Subject to Note 7 below, there is being registered hereunder an indeterminate number of debt securities as may be sold, from time to time, separately or as units in combination with other securities registered hereunder. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $300,000,000.
(6)	Subject to Note 7 below, there is being registered hereunder an indeterminate number of units issuable upon conversion or exchange of securities registered hereunder to the extent any such securities, are, by their terms convertible into or exchangeable for units, including upon the exercise of warrants. Each unit may consist of a combination of any two or more of the securities being registered hereby or debt obligations of third parties, including U.S. Treasury securities.
(7)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed $300,000,000.
(8)	These shares are being sold by selling stockholders.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

The purpose of this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C.

PART C
OTHER INFORMATION

Item 25. Financial statements and exhibits

1.	Financial Statements

Page
Report of Independent Registered Public Accounting Firm, Ernst & Young LLP	F-2
Consolidated Statements of Assets and Liabilities as of September 30, 2011 and 2010	F-3
Consolidated Statement of Operations for the year ended September 30, 2011 (unaudited) and for the period from April 30, 2010 (date of inception) to September 30, 2010	F-4
Consolidated Statements of Changes in Net Assets for the year ended September 30, 2011 and the period from April 30, 2010 (date of inception) to September 30, 2010	F-5
Consolidated Statement of Cash Flows for the year ended September 30, 2011 and the period from April 30, 2010 (date of inception) to September 30, 2010	F-6
Consolidated Schedule of Investments as of September 30, 2011	F-7
Notes to Financial Statements	F-8

2.	Exhibits

The following exhibits are filed as part of this report or hereby incorporated by reference to exhibits previously filed with the SEC:

a	Certificate of Incorporation (Incorporated by reference to Exhibit 99.A.3 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

b	Form of Bylaws (Incorporated by reference to Exhibit 99.B.3 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

d.1	Form of Stock Certificate (Incorporated by reference to Exhibit 99.D to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

d.2	Form of Indenture (2)

d.3	Form T-1 Statement of Eligibility of U.S. Bank National Association, as Trustee, with respect to the Form of Indenture (2)

e	Dividend Reinvestment Plan (Incorporated by reference to Exhibit 99.E to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

f.1	Senior Secured Revolving Credit Agreement among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, dated August 4, 2011 (Incorporated by reference to the Current Report on Form 8-K filed on August 9, 2011).

f.2	Guarantee, Pledge and Security Agreement among the Company, the Subsidiary Guarantors party thereto, ING Capital LLC, as Administrative Agent, each Financial Agent and Designated Indebtedness Holder party thereto and ING Capital LLC, as Collateral Agent, dated August 4, 2011 (Incorporated by reference to the Current Report on Form 8-K filed on August 9, 2011).

g	Form of Investment Management Agreement between Registrant and MCC Advisors LLC (Incorporated by reference to Exhibit 99.G to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on N-2, filed on June 9, 2010).

h	Form of Underwriting Agreement (3)

j	Form of Custody Agreement (Incorporated by reference to Exhibit 99.J to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

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k.1	Form of Administration Agreement (Incorporated by reference to Exhibit 99.K.2 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2, filed on June 9, 2010).

k.2	Form of Trademark License Agreement (Incorporated by reference to Exhibit 99.K.3 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2, filed on June 9, 2010).

k.3	Certificate of Appointment of Transfer Agent (Incorporated by reference to Exhibit 99.K.1 to the Registrant’s Pre-effective Amendment No. 2 to the Registration Statement on Form N-2, filed on July 2, 2010).

k.4	Form of Sub-Administration Agreement (Incorporated by reference to Exhibit 99.K.4 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

k.5	Form of Fee Waiver Agreement (Incorporated by reference to Exhibit 99.K.5 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2, filed on November 22, 2010).

l	Opinion and Consent of Morrison & Foerster LLP (2)

n.1	Consent of Ernst & Young LLP (1)

n.2	Consent of Richard A. Dorfman (1)

r.1	Code of Business Conduct and Ethics of the Registrant (Incorporated by reference to Exhibit 14.1 to the Registrant’s 10-Q for the period ended June 30, 2011, filed on August 4, 2011).

r.2	Code of Business Ethics of MCC Advisors (Incorporated by reference to Exhibit 99.R.2 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2, filed on June 9, 2010).

________________
(1) Filed on January 27, 2012 with the Registrant’s Registration Statement on Form N-2.

(2) Filed herewith.

(2) To be filed by amendment.

Item 26. Marketing arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference. Reference is also made to the Form of Underwriting Agreement for the Registrant’s shares of common stock to be filed by amendment to this registration statement.

Item 27. Other expenses of issuance and distribution

The following table sets forth the estimated (except for the SEC registration fee and the FINRA filing fee) expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fee	$41,072
FINRA filing fee	36,389
New York Stock Exchange listing fee*	132,000
Printing	75,000
Accounting fees and expenses	80,000
Legal fees and expenses	200,000
Miscellaneous fees and expenses	50,000
Total	$614,461

___________

 * Assumes issuance of $300,000,000 of common stock.

All of the expenses set forth above shall be borne by the Registrant.

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Item 28. Persons controlled by or under common control with the registrant

None.

Item 29. Number of holders of shares

The following table sets forth the approximate number of record holders of the Company’s common stock as of January 20, 2012:

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	5

Item 30. Indemnification

The information contained under the heading “Description of Capital Stock” is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

The Registrant has agreed to indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act.

Item 31. Business and other connections of investment adviser

A description of any other business, profession, vocation or employment of a substantial nature in which MCC Advisors, and each managing director, director or executive officer of MCC Advisors, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “The Adviser”. Additional information regarding MCC Advisors and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-71515), and is incorporated herein by reference.

Item 32. Location of accounts and records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, 375 Park Avenue, 33rd Floor, New York, NY 10152, and at the offices of the Registrant’s Custodian, U.S. Bank National Association, and Transfer Agent, American Stock Transfer & Trust Company.

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Item 33. Management services

Not applicable.

Item 34. Undertakings

(1) The Registrant hereby undertakes to suspend the offering of its common stock until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the NAV declines more than 10 percent from its NAV as of the effective date of the Registration Statement or (b) the NAV increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) The Registrant hereby undertakes:

(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d) That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; Provided, however , that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) That, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

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(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(f) To file a post-effective amendment to the registration statement, and to suspend any offers or sales pursuant the registration statement until such post-effective amendment has been declared effective under the 1933 Act, in the event the shares of Registrant are trading below its net asset value and either (i) Registrant receives, or has been advised by its independent registered accounting firm that it will receive, an audit report reflecting substantial doubt regarding the Registrant’s ability to continue as a going concern or (ii) Registrant has concluded that a material adverse change has occurred in its financial position or results of operations that has caused the financial statements and other disclosures on the basis of which the offering would be made to be materially misleading.

(5)(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on February 10, 2012.

MEDLEY CAPITAL CORPORATION

By:	/s/ Brook Taube
	Name:	Brook Taube
	Title:	Chief Executive Officer and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities set forth below on February 10, 2012. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Name	Title

/s/ Brook Taube	Chief Executive Officer and Chairman of the
Brook Taube	Board of Directors (Principal Executive Officer)

/s/ Richard T. Allorto, Jr.	Chief Financial Officer (Principal Financial and
Richard T. Allorto, Jr.	Accounting Officer)

/s/ Seth Taube*	Director
Seth Taube

/s/ Andrew Fentress*	Director
Andrew Fentress

/s/ Arthur S. Ainsberg*	Director
Arthur S. Ainsberg

/s/ Louis Burnett*	Director
Louis Burnett

/s/ Karin Hirtler-Garvey*	Director
Karin Hirtler-Garvey

/s/ John E. Mack*	Director
John E. Mack

*By: /s/ Richard T. Allorto, Jr.

Richard T. Allorto, Jr.

(As Attorney-in-Fact)